SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Equity incentive plans
Compensation expense	$ 1,005	$ 906	$ 805
Restricted stock
Equity incentive plans
Compensation expense	859	906	805
Restricted Stock Units (RSUs)
Equity incentive plans
Compensation expense	$ 146	$ 0	$ 0